CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investment and earnings information in associates & Joint ventures (Details) - ARS ($)
$ in Millions
	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment and earnings information
Total investments in associates and joint ventures		$ 23,807	$ 20,061
Earnings from associates and joint ventures		$ (1,888)	2,550	$ 2,398
OPH
Investment and earnings information
Ownership interest in joint venture (in percentage)	50.00%	50.00%
Investments in joint ventures		$ 7,252
Earnings from Joint Ventures		$ 382
Ver T.V
Investment and earnings information
Percentage of capital stock owned and voting rights		49.00%
Investments in associates		$ 10,493	12,869
Earnings from associates		$ (1,772)	1,286	1,894
Teledifusora San Miguel Arcngel S.A.
Investment and earnings information
Percentage of capital stock owned and voting rights		50.10%
Investments in associates		$ 3,814	4,836
Earnings from associates		$ (825)	847	467
La Capital Cable S.A.
Investment and earnings information
Percentage of capital stock owned and voting rights		50.00%
Investments in associates		$ 2,248	2,356
Earnings from associates		$ 327	$ 417	$ 37